Equipment on Operating Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Summary of Equipment on Operating Leases

A summary of equipment on operating leases as of December 31, 2017 and 2016 is as follows:

	2017	2016
	(in millions)
Equipment on operating leases	$2,240	$2,253
Accumulated depreciation	(395)	(346)
Net equipment on operating leases	$1,845	$1,907

Lease Payments Owed for Equipment Under Operating Leases

Lease payments owed to CNH Industrial for equipment under non-cancelable operating leases as of December 31, 2017, are as follows:

Amount
(in millions)
2018	$175
2019	109
2020	59
2021	29
2022	7
Beyond 5 years	1
Total	$380